ADVANCES FROM CUSTOMERS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Total	$ 7,519,605	$ 8,183,376
Customer F [Member]
Deferred Revenue Arrangement [Line Items]
Total	3,035,415
Customer G [Member]
Deferred Revenue Arrangement [Line Items]
Total	1,608,539
Customer H [Member]
Deferred Revenue Arrangement [Line Items]
Total		3,237,308
Customer I [Member]
Deferred Revenue Arrangement [Line Items]
Total		1,517,402
Customer J [Member]
Deferred Revenue Arrangement [Line Items]
Total	1,343,600	1,539,590
Others [Member]
Deferred Revenue Arrangement [Line Items]
Total	$ 1,532,051	$ 1,889,076